Supplemental Cash Flow Information	12 Months Ended
Mar. 31, 2011
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
2. Supplemental Cash Flow Information
Additional cash flow information and noncash investing and financing activities for the years ended March 31, 2011, 2010 and 2009, are as follows:

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Additional cash flow information:
Interest paid	¥6,367	¥8,533	¥14,403	$76,711
Income taxes paid	46,227	9,797	111,508	556,952

Noncash investing and financing activities:
Capital lease obligations incurred	¥2,244	¥14,285	¥29,762	$27,036